UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2015

Date of reporting period: 06/30/2015

Item 1. Report to Stockholders.

SEMIANNUAL REPORT

June 30, 2015

700 NORTH WATER STREET
MILWAUKEE, WISCONSIN 53202
WWW.NICHOLASFUNDS.COM

NICHOLAS LIMITED EDITION, INC.

August 2015

Dear Fellow Shareholders:

     The United States economy continued to limp along at a very tepid pace. Interest rates and inflation remained extremely low as the Fed continued to weigh the possibility of raising rates. Worldwide economic growth has been slowing recently as commodities, such as oil and copper, have dropped precipitously. Employment in the U.S. has picked up nicely; however, corporations continued to remain hesitant to hire due to sluggish sales growth.

     For the six-month period ended June 30, 2015, Nicholas Limited Edition – Class I returned 4.96% compared to 8.74% for the Russell 2000 Growth Index, 4.75% for the Russell 2000 Index and 1.23% for the S&P 500 Index. During the period, small-cap biotechnology stocks performed extremely well driving the Russell 2000 Growth Index higher. Biotechnology stocks tend to be extremely volatile as most do not possess product sales or earnings.

     Returns for Nicholas Limited Edition, Inc. – Class I and selected indices are provided in the chart below for the periods ended June 30, 2015.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year
Nicholas Limited Edition, Inc. –
Class I	4.96%	9.51%	15.76%	16.65%	9.30%
Nicholas Limited Edition, Inc. –
Class N	4.79%	9.12%	15.36%	16.24%	8.95%
Russell 2000 Growth Index	8.74%	12.34%	20.11%	19.33%	9.86%
Russell 2000 Index	4.75%	6.49%	17.81%	17.08%	8.40%
Morningstar Small-Cap Growth
Fund Category	7.71%	9.60%	17.99%	17.65%	9.00%
Standard and Poor’s 500 Index	1.23%	7.42%	17.31%	17.34%	7.89%
Ending value of $10,000 invested in
Nicholas Limited Edition, Inc. –
Class I	$10,496	$10,951	$$15,512	$$21,597	$$24,328
Ending value of $10,000 invested in
Nicholas Limited Edition, Inc. –
Class N	$10,479	$10,912	$$15,352	$21,222	$23,575
Fund’s Class I Expense Ratio (from 04/30/15 Prospectus): 0.86%
Fund’s Class N Expense Ratio (from 04/30/15 Prospectus): 1.21%

The Fund’s expense ratios for the period ended June 30, 2015 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns are reduced by expenses; while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. Class I shares and Class N shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Please see the respective prospectus for details.

     Fund performance for the period was driven by strong returns in the consumer discretionary, healthcare and information technology sectors. The consumer staples and energy sectors detracted from the Fund’s performance. Relative to the Russell 2000 Growth Index, the Fund’s underperformance for the one-, three- and five-year periods can be traced, for the most part, to the biotech surge in small-cap. This can be seen by looking at the S&P Biotechnology Select Industry Index, which returned 64.03% for the one year, 42.01% compounded for the last three years and 37.50% compounded over the last five years. These numbers are reminiscent of the “dot com bubble” that occurred in the late ‘90s, and ended badly. Nicholas Limited Edition generally does not invest in these types of companies as many of them do not have product, revenues or earnings. What they do have is a promise of these things in the future. We believe the Fund has had good absolute returns over these periods, but it has been tough to compete with this biotech bubble.

     Looking forward, we will continue to focus on investing in high quality growth companies that we believe can produce solid returns and sell at reasonable valuations. We think investors should be lowering their expectations of returns from current levels as stocks have become more highly valued and a bit more risky than they were five years ago. This is not to say we expect a bear market; however, investors need to be diligent.

Thank you for your continued support.

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The S&P Biotechnology Select Industry Index represents the biotechnology sub-industry portion of the S&P Total Markets Index. It is a modified equal weight index. The S&P Total Markets Index tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. One cannot invest directly in an index. Each Morningstar Category average represents a universe of funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

Financial Highlights Class I (NCLEX)
For a share outstanding throughout each period

	Six Months
	Ended
	06/30/2015				Years Ended December 31,
	(unaudited)		2014		2013	2012		2011	2010
NET ASSET VALUE,
BEGINNING OF PERIOD	$25.63		$27.05		$21.06	$20.90		$21.85	$17.76
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)(1)	(.01)		(.05)		.03	.04		(.04)	.00 (2)
Net gain on securities
(realized and unrealized)	1.28		1.26		7.57	2.14		.34	5.63
Total from
investment operations	1.27		1.21		7.60	2.18		.30	5.63
LESS DISTRIBUTIONS
From net investment income	—		(.00	)(2)	(.01)	(.00	)(2)	—	—
From net capital gain	—		(2.63)		(1.60)	(2.02)		(1.25)	(1.54)
Total distributions	—		(2.63)		(1.61)	(2.02)		(1.25)	(1.54)
NET ASSET VALUE,
END OF PERIOD	$26.90		$25.63		$27.05	$21.06		$20.90	$21.85

TOTAL RETURN	4.96	%(3)	4.34%		36.13%	10.58%		1.33%	31.62%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$294.5		$290.2		$308.3	$239.1		$202.8	$182.1
Ratio of expenses to
average net assets	88	%(4)	.86%		.86%	.87%		.89%	.91%
Ratio of net investment
income (loss) to average
net assets	(.11	)%(4)	(.20)%		.11%	.19%		(.18)%	(.02)%
Portfolio turnover rate	25.22	%(4)	19.59%		31.59%	41.88%		37.64%	40.04%

(1) Computed based on average shares outstanding.
(2) The amount rounds to $0.00.
(3) Not annualized.
(4) Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNLEX)
For a share outstanding throughout each period

	Six Months
	Ended
	06/30/2015			Years Ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
NET ASSET VALUE,
BEGINNING OF PERIOD	$24.66		$26.21	$20.51	$20.47	$21.50	$17.54
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss(1)	(.06)		(.13)	(.06)	(.03)	(.11)	(.06)
Net gain on securities
(realized and unrealized)	1.23		1.21	7.36	2.09	.33	5.56
Total from
investment operations	1.17		1.08	7.30	2.06	.22	5.50
LESS DISTRIBUTIONS
From net investment income	—		—	—	—	—	—
From net capital gain	—		(2.63)	(1.60)	(2.02)	(1.25)	(1.54)
Total distributions	—		(2.63)	(1.60)	(2.02)	(1.25)	(1.54)
NET ASSET VALUE,
END OF PERIOD	$25.83		$24.66	$26.21	$20.51	$20.47	$21.50

TOTAL RETURN	4.79	%(2)	3.98%	35.60%	10.20%	.98%	31.28%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$43.1		$45.4	$60.2	$46.7	$30.8	$22.6
Ratio of expenses to
average net assets	1.23	%(3)	1.21%	1.21%	1.22%	1.24%	1.19%
Ratio of net investment
loss to average net assets	(.46	)%(3)	(.54)%	(.25)%	(.13)%	(.52)%	(.30)%
Portfolio turnover rate	25.22	%(3)	19.59%	31.59%	41.88%	37.64%	40.04%

(1) Computed based on average shares outstanding.
(2) Not annualized.
(3) Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Top Ten Equity Portfolio Holdings
June 30, 2015 (unaudited)

Percentage
Name	of Net Assets
Teleflex Incorporated	1.81%
KAR Auction Services, Inc	1.77%
Middleby Corporation (The)	1.73%
Euronet Worldwide, Inc	1.65%
Prestige Brands Holdings, Inc	1.64%
Syntel, Inc	1.62%
VeriFone Systems, Inc	1.61%
Bottomline Technologies (de), Inc	1.61%
RPM International, Inc	1.60%
Omnicell, Inc	1.56%
Total of top ten	16.60%

Sector Diversification (As a Percentage of Portfolio)
June 30, 2015 (unaudited)

Fund Expenses
For the six month period ended June 30, 2015 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class I
	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/31/14	06/30/15	01/01/15 – 06/30/15
Actual	$1,000.00	$1,049.60	$4.47
Hypothetical	1,000.00	1,020.64	4.41
(5% return before expenses)

*

Expenses are equal to the Fund’s Class I six-month annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Fund Expenses (continued)
For the six month period ended June 30, 2015 (unaudited)

Class N
	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period**
	12/31/14	06/30/15	01/01/15 – 06/30/15
Actual	$1,000.00	$1,047.90	$6.25
Hypothetical	1,000.00	1,018.90	6.16
(5% return before expenses)

**

Expenses are equal to the Class N six-month annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Schedule of Investments
June 30, 2015 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 93.61%
	Consumer Discretionary – Automobiles & Components — 1.21%
72,500	Thor Industries, Inc	$4,080,300
	Consumer Discretionary – Durables & Apparel — 2.39%
160,000	La-Z-Boy Incorporated	4,214,400
60,000	Tupperware Brands Corporation	3,872,400
		8,086,800
	Consumer Discretionary – Hotels, Restaurants & Leisure — 1.02%
22,000	Buffalo Wild Wings, Inc.*	3,447,180
	Consumer Discretionary – Media — 2.49%
110,000	Cinemark Holdings, Inc	4,418,700
50,000	Morningstar, Inc	3,977,500
		8,396,200
	Consumer Discretionary – Retailing — 2.34%
42,500	Asbury Automotive Group, Inc.*	3,851,350
65,000	Monro Muffler Brake, Inc	4,040,400
		7,891,750
	Consumer Discretionary – Services — 5.06%
165,000	Carriage Services, Inc	3,940,200
32,500	DineEquity, Inc	3,220,425
29,000	Jack in the Box Inc	2,556,640
165,000	Krispy Kreme Doughnuts, Inc.*	3,177,900
70,000	Popeyes Louisiana Kitchen, Inc.*	4,199,300
		17,094,465
	Consumer Staples – Food & Staples Retailing — 2.40%
45,000	PriceSmart, Inc	4,105,800
62,500	United Natural Foods, Inc.*	3,980,000
		8,085,800
	Consumer Staples – Food, Beverage & Tobacco — 1.97%
105,000	B&G Foods, Inc	2,995,650
45,000	TreeHouse Foods, Inc.*	3,646,350
		6,642,000
	Consumer Staples – Household & Personal Products — 0.84%
60,000	Nu Skin Enterprises, Inc. – Class A	2,827,800
	Energy — 1.15%
125,000	Enlink Midstream LLC	3,886,250
	Financials – Banks — 4.38%
95,000	Community Bank System, Inc	3,588,150
193,394	First Financial Bancorp	3,469,488

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2015 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 93.61% (continued)
	Financials – Banks — 4.38% (continued)
135,000	Glacier Bancorp, Inc	$3,971,700
55,000	IBERIABANK Corporation	3,752,650
		14,781,988
	Financials – Diversified — 1.24%
90,000	Artisan Partners Asset Management Inc	4,181,400
	Financials – Insurance — 1.12%
115,000	Brown & Brown, Inc	3,778,900
	Health Care – Equipment & Services — 16.29%
50,000	AAC Holdings, Inc.*	2,178,000
65,000	Acadia Healthcare Company, Inc.*	5,091,450
107,500	Cardiovascular Systems, Inc.*	2,843,375
60,000	Cyberonics, Inc.*	3,567,600
22,500	DexCom, Inc.*	1,799,550
160,000	Globus Medical, Inc. – Class A*	4,107,200
39,000	HeartWare International, Inc.*	2,834,910
129,400	Insulet Corporation*	4,009,459
235,000	Merit Medical Systems, Inc.*	5,061,900
140,000	Omnicell, Inc.*	5,279,400
45,000	Sirona Dental Systems, Inc.*	4,518,900
67,500	STERIS Corporation	4,349,700
45,000	Teleflex Incorporated	6,095,250
130,000	Tornier N.V.*	3,248,700
		54,985,394
	Health Care – Pharmaceuticals, Biotechnology &
	Life Sciences — 3.26%
20,000	Bio-Techne Corporation	1,969,400
120,000	Prestige Brands Holdings, Inc.*	5,548,800
130,000	VWR Corporation*	3,474,900
		10,993,100
	Health Care – Services — 1.29%
80,000	Advisory Board Company (The)*	4,373,600
	Industrials – Capital Goods — 11.29%
71,000	A.O. Smith Corporation	5,110,580
130,000	Beacon Roofing Supply, Inc.*	4,318,600
107,500	Generac Holdings Inc.*	4,273,125
60,000	HEICO Corporation	3,498,000
52,000	Middleby Corporation (The)*	5,835,960
50,000	RBC Bearings Incorporated*	3,588,000
57,500	Regal-Beloit Corporation	4,173,925

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2015 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 93.61% (continued)
	Industrials – Capital Goods — 11.29% (continued)
145,000	Rexnord Corporation*	$3,466,950
70,000	Woodward Inc	3,849,300
		38,114,440
	Industrials – Commercial & Professional Services — 5.43%
57,500	G&K Services, Inc. – Class A	3,975,550
160,000	KAR Auction Services, Inc	5,984,000
165,000	SP Plus Corporation*	4,308,150
135,000	West Corporation	4,063,500
		18,331,200
	Industrials – Transportation — 5.54%
107,300	Echo Global Logistics, Inc.*	3,504,418
135,000	Knight Transportation, Inc	3,609,900
195,000	Marten Transport, Ltd	4,231,500
145,000	Roadrunner Transportation Systems, Inc.*	3,741,000
80,000	XPO Logistics, Inc.*	3,614,400
		18,701,218
	Information Technology – Semiconductors &
	Semiconductor Equipment — 1.07%
52,500	Cavium, Inc.*	3,612,525
	Information Technology – Software & Services — 18.94%
195,000	Bottomline Technologies (de), Inc.*	5,422,950
115,000	Cardtronics, Inc.*	4,260,750
145,000	Descartes Systems Group Inc. (The)*	2,327,250
52,500	Envestnet, Inc.*	2,122,575
90,000	Euronet Worldwide, Inc.*	5,553,000
70,000	Fortinet, Inc.*	2,893,100
95,000	Heartland Payment Systems, Inc	5,134,750
72,500	Jack Henry & Associates, Inc	4,690,750
24,500	MercadoLibre, Inc	3,471,650
85,000	Qualys, Inc.*	3,429,750
80,000	SolarWinds, Inc.*	3,690,400
115,000	Syntel, Inc.*	5,460,200
280,000	Tangoe, Inc.*	3,522,400
60,000	Veeva Systems Inc.*	1,681,800
160,000	VeriFone Systems, Inc.*	5,433,600
42,500	WEX Inc.*	4,843,725
		63,938,650

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2015 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 93.61% (continued)
	Materials — 2.89%
68,500	AptarGroup, Inc	$4,368,245
110,000	RPM International, Inc	5,386,700
		9,754,945
	TOTAL COMMON STOCKS
	(cost $210,310,923)	315,985,905
SHORT-TERM INVESTMENTS — 6.94%
	Commercial Paper — 6.49%
$1,000,000	Bacardi Corporation 07/01/15, 0.44%	1,000,000
1,000,000	NorthWestern Corporation 07/01/15, 0.40%	1,000,000
1,000,000	Stanley Black & Decker, Inc. 07/02/15, 0.31%	999,991
1,025,000	Hyundai Capital America, Inc. 07/06/15, 0.40%	1,024,943
1,000,000	AutoZone, Inc. 07/07/15, 0.38%	999,937
750,000	Bacardi Corporation 07/08/15, 0.44%	749,936
1,525,000	Marriott International, Inc. 07/08/15, 0.37%	1,524,890
450,000	Hitachi Capital America Corp. 07/09/15, 0.41%	449,959
1,350,000	Valspar Corporation (The) 07/09/15, 0.38%	1,349,886
1,245,000	PPG Industries, Inc. 07/10/15, 0.40%	1,244,875
675,000	Molson Coors Brewing Company 07/13/15, 0.40%	674,910
1,500,000	AutoZone, Inc. 07/15/15, 0.42%	1,499,755
975,000	Bemis Company, Inc. 07/15/15, 0.43%	974,837
500,000	AutoZone, Inc. 07/16/15, 0.40%	499,917
1,500,000	NorthWestern Corporation 07/17/15, 0.50%	1,499,667
1,000,000	Kroger Co. (The) 07/20/15, 0.43%	999,773
1,400,000	V.F. Corporation 07/21/15, 0.36%	1,399,720
1,000,000	PPG Industries, Inc. 07/23/15, 0.45%	999,725
1,500,000	Marriott International, Inc. 07/28/15, 0.46%	1,499,483
1,500,000	Rockwell Collins, Inc. 08/11/15, 0.46%	1,499,214
		21,891,418
	Variable Rate Security — 0.45%
1,529,843	Fidelity Institutional Money Market Fund – Class I	1,529,843
	TOTAL SHORT-TERM INVESTMENTS
	(cost $23,421,261)	23,421,261
	TOTAL INVESTMENTS
	(cost $233,732,184) – 100.55%	339,407,166
	LIABILITIES, NET OF OTHER ASSETS – (0.55)%	(1,845,882)
	TOTAL NET ASSETS
	(basis of percentages disclosed above) – 100%	$337,561,284

*	Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2015 (unaudited)

ASSETS
Investments in securities at value (cost $233,732,184)	$339,407,166
Receivables –
Dividend and interest	261,763
Capital stock subscription	13,911
Total receivables	275,674
Other	29,405
Total assets	339,712,245

LIABILITIES
Payables –
Investment securities purchased	1,814,268
Due to adviser –
Management fee	209,293
Accounting and administrative fee	6,976
Total due to adviser	216,269
12b-1 and servicing fee	66,188
Other payables and accrued expense	54,236
Total liabilities	2,150,961
Total net assets	$337,561,284

NET ASSETS CONSIST OF
Paid in capital	$207,893,447
Net unrealized appreciation on investments	105,674,982
Accumulated undistributed net realized gain on investments	24,257,861
Accumulated net investment loss	(265,006)
Total net assets	$337,561,284

Class I:
Net assets	$294,484,740
Shares outstanding	10,949,233
NET ASSET VALUE PER SHARE ($.01 par value,
39,000,000 shares authorized), offering price and redemption price	$26.90

Class N:
Net assets	$43,076,544
Shares outstanding	1,667,375
NET ASSET VALUE PER SHARE ($.01 par value,
11,000,000 shares authorized), offering price and redemption price	$25.83

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2015 (unaudited)

INCOME
Dividend	$1,213,052
Interest	48,089
Total income	1,261,141
EXPENSES
Management fee	1,242,922
12b-1 fees – Class N	54,390
Transfer agent fees	54,054
Accounting and administrative fees	41,431
Registration fees	40,496
Servicing fees – Class N	21,756
Audit and tax fees	14,637
Printing	12,997
Custodian fees	8,325
Directors’ fees	7,650
Postage and mailing	7,217
Legal fees	6,100
Accounting system and pricing service fees	5,704
Insurance	5,351
Other operating expenses	3,117
Total expenses	1,526,147
Net investment loss	(265,006)

NET REALIZED GAIN ON INVESTMENTS	22,251,666

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
ON INVESTMENTS	(6,315,060)
Net realized and unrealized gain on investments	15,936,606
Net increase in net assets resulting from operations	$15,671,600

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2015 (unaudited)
 and the year ended December 31, 2014

	Six Months
	Ended
	06/30/2015	Year Ended
	(unaudited)	12/31/2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(265,006)	$(847,940)
Net realized gain on investments	22,251,666	31,819,958
Change in net unrealized appreciation/depreciation
on investments	(6,315,060)	(17,579,548)
Net increase in net assets
resulting from operations	15,671,600	13,392,470

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income – Class I	—	(2,082)
From net realized gain on investments – Class I	—	(27,335,707)
From net realized gain on investments – Class N	—	(4,451,804)
Total distributions	—	(31,789,593)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued – Class I
(397,110 and 769,863 shares, respectively)	10,453,746	20,382,868
Reinvestment of distributions – Class I
(0 and 968,261 shares, respectively)	—	25,116,685
Cost of shares redeemed – Class I
(770,980 and 1,812,220 shares, respectively)	(19,823,308)	(48,092,131)
Proceeds from shares issued – Class N
(345,801 and 334,399 shares, respectively)	8,496,896	8,580,689
Reinvestment of distributions – Class N
(0 and 178,098 shares, respectively)	—	4,445,315
Cost of shares redeemed – Class N
(518,548 and 969,833 shares, respectively)	(12,774,172)	(24,976,793)
Change in net assets derived from
capital share transactions	(13,646,838)	(14,543,367)
Total increase (decrease) in net assets	2,024,762	(32,940,490)

NET ASSETS
Beginning of period	335,536,522	368,477,012
End of period (including accumulated net investment loss
of $(265,006) and $0, respectively)	$337,561,284	$335,536,522

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2015 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by generally accepted accounting principles (“GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Report on Form
N-CSR for the year ended December 31, 2014.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1) Summary of Significant Accounting Policies —
Nicholas Limited Edition, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the
Investment Company Act of 1940, as amended. The primary objective of the Fund is long-
term growth. The following is a summary of the significant accounting policies of the Fund:

(a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official
Closing Price. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-
sized trading units, issuer analysis, bond market activity and various other factors.
Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of
Directors. Short-term investments purchased at par are valued at cost, which approximates market value. Short-term investments purchased at a premium or discount are stated at amortized cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value
Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.
ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on

Notes to Financial Statements (continued)
June 30, 2015 (unaudited)

market data obtained from sources independent of the reporting entity.
Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the
Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 –
Common Stocks(1)	$315,985,905
Variable Rate Security	1,529,843
Level 2 –
Commercial Paper	21,891,418
Level 3 –
None	—
Total	$339,407,166

(1)	See Schedule of Investments for further detail by industry.

There were no transfers between levels during the period ended June 30, 2015 and the Fund did not hold any Level 3 investments during the period.

(b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d) Provision has not been made for federal income taxes or excise taxes since the
Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions

Notes to Financial Statements (continued)
June 30, 2015 (unaudited)

of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. Subsequent to March 13, 2008 and prior to August 11,
2010, the 12b-1 fee was voluntarily reduced to 0.125%. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

(e) Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended June 30, 2015 and the year ended December 31, 2014 was as follows:

	06/30/2015	12/31/2014
Distributions paid from:
Ordinary income	$—	$292,700
Long-term capital gain	—	31,496,893
Total distributions paid	$—	$31,789,593

As of June 30, 2015, investment cost for federal tax purposes was $233,922,176 and the tax basis components of net assets were as follows:

Unrealized appreciation	$108,880,447
Unrealized depreciation	(3,395,457)
Net unrealized appreciation	$105,484,990

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of wash sales losses.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30, 2015. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended June
30, 2015. At June 30, 2015, the fiscal years 2011 through 2014 remain open to examination in the Fund’s major tax jurisdictions.

Notes to Financial Statements (continued)
June 30, 2015 (unaudited)

(f) The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g) In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h) In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and
Liabilities of June 30, 2015. There have been no significant subsequent events since June 30, 2015 that would require adjustment to or additional disclosure in these financial statements.

(2) Related Parties —
(a) Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value.

The Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including
$2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to
$50,000 for such services.

(b) Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the
Fund. The Fund incurred expenses of $3,680 for the period ended June 30, 2015 for legal services rendered by this law firm.

(3) Investment Transactions —
For the period ended June 30, 2015, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $38,668,605 and
$58,012,288, respectively.

Historical Record
(unaudited)

		Net
		Investment		Dollar	Growth of
	Net	Income	Capital Gain	Weighted	an Initial
	Asset Value	Distributions	Distributions	Price/Earnings	$10,000
	Per Share	Per Share	Per Share	Ratio(2)	Investment(3)
Class I
May 18, 1987(1)	$10.00	$—	$—	—	$10,000
December 31, 1987	9.15	.0900	—	13.9 times	9,242
December 31, 1988	11.29	.0969	.2527	14.1	11,762
December 31, 1989	12.49	.1453	.6151	16.3	13,804
December 31, 1990	12.03	.1207	.1213	14.2	13,566
December 31, 1991	16.86	.1228	.2407	21.9	19,429
December 31, 1992	18.77	.0815	.8275	18.8	22,690
December 31, 1993	18.68	.0867	1.6782	20.4	24,738
December 31, 1994	17.09	.1031	.9065	18.3	23,985
December 31, 1995	19.22	.0761	2.9353	25.2	31,223
December 31, 1996	20.74	.0124	2.6151	30.7	38,031
December 31, 1997	25.07	.0029	2.4886	33.0	50,590
December 31, 1998	24.20	.0142	1.2490	30.3	51,436
December 31, 1999	22.61	.0538	.5439	23.4	49,333
December 31, 2000	15.16	—	5.5800	25.9	45,063
December 31, 2001	16.37	—	.0357	25.5	48,764
December 31, 2002	12.49	—	.0311	21.4	37,299
December 31, 2003	17.43	—	—	24.2	52,051
December 31, 2004	19.59	—	.2679	25.3	59,309
December 31, 2005	19.23	—	1.8896	25.2	63,925
December 31, 2006	19.62	—	.8425	23.6	68,002
December 31, 2007	20.07	.0008	1.7607	24.7	75,615
December 31, 2008	13.93	.0301	.0327	14.9	52,733
December 31, 2009	17.76	.0005	—	23.5	67,234
December 31, 2010	21.85	—	1.5377	24.8	88,494
December 31, 2011	20.90	—	1.2484	22.9	89,672
December 31, 2012	21.06	.0043	2.0167	22.3	99,159
December 31, 2013	27.05	.0160	1.5957	23.9	134,984
December 31, 2014	25.63	.0002	2.6251	24.9	140,842
June 30, 2015	26.90	—	—	24.4	147,821

Class N
February 28, 2005(1)	$19.30	$—	$—	25.5 times	$10,000
December 31, 2005	19.19	—	1.8581	25.2	10,903
December 31, 2006	19.51	—	.8425	23.6	11,560
December 31, 2007	19.86	—	1.7607	24.7	12,802
December 31, 2008	13.78	.0062	.0327	14.9	8,909
December 31, 2009	17.54	.0005	—	23.5	11,341
December 31, 2010	21.50	—	1.5377	24.8	14,888
December 31, 2011	20.47	—	1.2484	22.9	15,034
December 31, 2012	20.51	—	2.0167	22.3	16,568
December 31, 2013	26.21	—	1.5957	23.9	22,466
December 31, 2014	24.66	—	2.6251	24.9	23,361
June 30, 2015	25.83	—	—	24.4	24,479

(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

Approval of Investment Advisory Contract
(unaudited)

A discussion of the Approval by the Board of Directors of the Fund’s Investment Advisory
Contract can be found in the Fund’s Annual Report dated December 31, 2014.

Information on Proxy Voting
(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling
800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional
Information, which can be found on the SEC’s website, www.sec.gov. A record of how the
Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy
(unaudited)

     Nicholas Limited Edition, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:

*

Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*

Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

     We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:

*

With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.
*	When required by law, such as in response to a subpoena or other legal process.

     The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

     In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered
(unaudited)

•	IRAs
	• Traditional	• SIMPLE
	• Roth	• SEP
•	Coverdell Education Accounts
•	Automatic Investment Plan
•	Direct Deposit of Dividend and Capital Gain Distributions
•	Systematic Withdrawal Plan
•	Monthly Automatic Exchange between Funds
•	Telephone Purchase and Redemption
•	Telephone Exchange
•	24-hour Automated Account Information (800-544-6547)
•	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds (800-544-6547).

Notes

Notes

Directors and Officers
DAVID O. NICHOLAS, President and Director

ROBERT H. BOCK, Director

TIMOTHY P. REILAND, Director

JAY H. ROBERTSON, Director

ALBERT O. NICHOLAS, Executive Vice President

DAVID L. JOHNSON, Executive Vice President

JEFFREY T. MAY, Senior Vice President, Secretary,
Treasurer and Chief Compliance Officer

LYNN S. NICHOLAS, Senior Vice President

LAWRENCE J. PAVELEC, Senior Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.
Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.
Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.
Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: August 27, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: August 27, 2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: August 27, 2015